SHARE CAPITAL (Detail) - Summary Of Stock Options Outstanding - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Set 1 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	1,300,000	1,300,000
Exercise Price	$ 0.1	$ 0.1
Expiry Date	Jul. 30, 2018	Jul. 30, 2018
Remaining Contractual Life (years)	1 year 178 days 20 hours 24 minutes	2 years 3 months
Set 2 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	260,000	260,000
Exercise Price	$ 0.15	$ 0.15
Expiry Date	Jul. 30, 2018	Jul. 30, 2018
Remaining Contractual Life (years)	1 year 178 days 20 hours 24 minutes	2 years 3 months
Set 3 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	300,000	300,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Jul. 30, 2018	Jul. 30, 2018
Remaining Contractual Life (years)	1 year 178 days 20 hours 24 minutes	2 years 3 months
Set 4 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	200,000	200,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Nov. 19, 2018	Nov. 19, 2018
Remaining Contractual Life (years)	1 year 292 days	2 years 204 days
Set 5 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	150,000	150,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Jan. 08, 2019	Jan. 08, 2019
Remaining Contractual Life (years)	1 year 343 days 2 hours 24 minutes	2 years 251 days
Set 6 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	300,000	300,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	May 23, 2019	May 23, 2019
Remaining Contractual Life (years)	2 years 113 days 3 hours 36 minutes	3 years 21 days
Set 7 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	150,000	150,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Dec. 16, 2017	Dec. 16, 2017
Remaining Contractual Life (years)	317 days 13 hours 12 minutes	1 year 229 days
Set 8 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	1,975,000	1,975,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Jan. 29, 2020	Jan. 29, 2020
Remaining Contractual Life (years)	2 years 361 days 8 hours 24 minutes	3 years 9 months
Set 9 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	200,000	200,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Aug. 04, 2020	Aug. 04, 2020
Remaining Contractual Life (years)	3 years 186 days 3 hours 36 minutes	4 years 94 days
Set 10 [Member]
Type of Security	Stock options	Stock options
Outstanding Stock Options	1,000,000	1,000,000
Exercise Price	$ 0.25	$ 0.25
Expiry Date	Feb. 25, 2018	Feb. 25, 2018
Remaining Contractual Life (years)	1 year 25 days 13 hours 12 minutes	1 year 299 days
Set 11 [Member]
Type of Security	Stock options
Outstanding Stock Options	20,000
Exercise Price	$ 0.22
Expiry Date	May 19, 2018
Remaining Contractual Life (years)	1 year 109 days 12 hours
Set 12 [Member]
Type of Security	Stock options
Outstanding Stock Options	300,000
Exercise Price	$ 0.3
Expiry Date	Jul. 21, 2021
Remaining Contractual Life (years)	4 years 171 days 13 hours 12 minutes
Set 13 [Member]
Type of Security	Stock options
Outstanding Stock Options	400,000
Exercise Price	$ 0.3
Expiry Date	Nov. 03, 2021
Remaining Contractual Life (years)	4 years 277 days 9 hours 36 minutes